PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9.	PLANT AND EQUIPMENT, NET

Plant and equipment, net consist of the following:

	September 30,
	2012	2013
	RMB	RMB

Plant and building	155,343	252,842
Machinery and equipment	73,824	144,939
Furniture and office equipment	11,536	12,168
Motor vehicles	10,194	11,773
Leasehold improvements	212	-

Total	251,109	421,722
Accumulated depreciation	(66,000)	(82,284)
Construction in progress	131,976	15,297

Plant and equipment, net	317,085	354,735

Included in plant and building with net values of RMB35,570 and RMB191,729 have been pledged for bank loans as of September 30, 2012 and 2013.

The depreciation expenses for the years ended September 30, 2011, 2012 and 2013 were RMB16,235, RMB12,803, and RMB22,262, respectively.

Construction in progress mainly refers to the new office buildings, production lines and other production facilities under construction.